Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ (17,797)
Net current-period other comprehensive income (loss)	[1]		(82,021)		$ (53,892)	$ (25,379)
Ending balance			64,298		(17,797)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(51,631)		(36,434)	50,570
Other comprehensive income (loss) before reclassifications			42,653		(112,641)	(138,485)
Amount reclassified from accumulated other comprehensive income (loss)			25,246		97,444	51,481
Net current-period other comprehensive income (loss)			(67,899)		15,197	87,004
Ending balance		$ (36,434)	16,268		(51,631)	(36,434)
Unrealized gains (losses) with respect to pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			95,665		31,148	(99,181)
Other comprehensive income (loss) before reclassifications			75,218		88,686	(127,673)
Amount reclassified from accumulated other comprehensive income (loss)		2,656	(43,071)		(24,169)
Net current-period other comprehensive income (loss)			(32,147)		(64,517)	(130,329)
Ending balance		31,148	127,812		95,665	31,148
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(61,831)		(66,272)	(49,246)
Other comprehensive income (loss) before reclassifications			(17,951)	[1]	4,441	(15,743)
Amount reclassified from accumulated other comprehensive income (loss)			0		0	(1,283)
Net current-period other comprehensive income (loss)			17,951		(4,441)	17,026
Ending balance		(66,272)	(79,782)		(61,831)	(66,272)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(17,797)		(71,558)	(97,857)
Other comprehensive income (loss) before reclassifications			99,920		(19,514)	(26,555)
Amount reclassified from accumulated other comprehensive income (loss)			(17,825)		73,275	52,854
Net current-period other comprehensive income (loss)			(82,095)		(53,761)	(26,299)
Ending balance		$ (71,558)	$ 64,298		$ (17,797)	$ (71,558)

[1]	Other comprehensive income (loss), net of tax expenses in the amounts of $3,541, $132 and $1,419 for the years 2024, 2023 and 2022, respectively.